Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

	Year Ended September 30,
	2020	2019	2018
Revenue
North America (mainly United States)	$2,720,911	$2,582,719	$2,550,234
Europe	613,751	598,731	572,196
Rest of the world	834,377	905,219	852,407

Total	$4,169,039	$4,086,669	$3,974,837

Summary of Long-Lived Assets by Geographic Area

	As of September 30,
	2020	2019
Long-lived Assets(1)
Europe	$211,292	$206,086
North America	104,918	95,876
Rest of the world:
Israel (2)	237,561	168,493
India	38,706	36,546
Others	15,474	18,313

Total	$607,951	$525,314

(1)	Property and equipment, net.
(2)	For more details, see also note 2.

Revenue by Nature of Activities
Revenue by nature of activities

	Year Ended September 30,
	2020	2019	2018
Managed services arrangements	$2,398,691	$2,246,279	$2,051,589
Others	1,770,348	1,840,390	1,923,248

Total	$4,169,039	$4,086,669	$3,974,837

Summary Sales to Significant Customers
The following table summarizes the percentage of sales to significant customer groups which accounted for at least ten percent of its total revenue in each of fiscal years 2020, 2019 and 2018.

	Year Ended September 30,
	2020	2019	2018
Revenue
Customer 1	25.8%	23.4%	27.3%

Customer 2	12.1%	*	*

*	Represents an amount of less than 10%.